Derivative Instruments Level 4 Fair Value Hedges (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount			$ 40,228	$ 43,623
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 8		0
Derivative, Fair Value, Net			(533)	(109)
Cash Flow Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount			25	10
Derivative, Fair Value, Net			(2)	0
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (2)	$ 0	0	0
Currency Swap [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount			25	10
Derivative, Fair Value, Net			$ (2)	0
Interest Rate Swap [Member] | Fair Value Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Fair Value, Net				41
Interest Rate Swap [Member] | GMWB Hedging Instruments [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount				2,189
Swap [Member] | Fair Value Hedging [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Fair Value, Net				34
Swap [Member] | GMWB Hedging Instruments [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount				$ 3,938